Finance income	12 Months Ended
Dec. 31, 2022
Finance Income
Finance income

Note 19 - Finance income:

	For the year ended December 31
	2022	2021	2020
	NIS in thousands

Income from deposits	844	130	21
Exchange differences	7,326	-	599
Total finance income	8,170	130	620

Intercure Ltd.

Notes to the Consolidated Financial Statements